Summary of Certain Information Regarding Stock Option (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Weighted-average grant date fair value per share of options granted during the period	$ 0.83	$ 0.92
Cash received from options exercised during the period	$ 0	$ 0
Intrinsic value of options exercised during the period	$ 0	$ 0